Pensions and Other Post-employment Benefits - Summary of Financial Assumptions in Assessing Defined Benefit Liabilities (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
UK [member]
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Rate of increase of future earnings	2.00%	2.00%	2.00%
Discount rate	2.00%	1.40%	2.00%
Expected pension increases	3.20%	2.80%	3.00%
Inflation rate	3.20%	2.80%	3.00%
US [member]
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Rate of increase of future earnings			4.00%
Discount rate	2.70%	2.30%	3.20%
Cash balance credit/conversion rate	2.00%	1.90%	2.60%
Inflation rate	2.25%	2.00%	2.25%
Rest of World [member]
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Rate of increase of future earnings	2.90%	2.60%	2.70%
Discount rate	1.10%	0.60%	1.10%
Expected pension increases	2.30%	2.10%	2.10%
Cash balance credit/conversion rate	0.20%	0.10%	0.10%
Inflation rate	1.90%	1.30%	1.40%